Net loss per Share (Details) - Schedule of Basic and Diluted Net Loss Per Share - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss	$ 2,709,596	$ 3,688,346	$ 824,224
Denominator:
Weighted average shares – denominator for basic net loss per share	7,908,266	7,528,038	3,464,470
Net loss per share basic	$ 0.34	$ 0.49	$ 0.24